As filed with the Securities and Exchange Commission on March 1, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
615 E. Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5340
(Registrant's telephone number, including area code)

Date of fiscal year end: September 30, 2007

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments.

Rigel U.S. Equity Large Cap Growth Fund
Schedule of Investments
at December 31, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS - 94.8%
	Aerospace & Defense - 4.0%
28,385	General Dynamics Corp.	$2,110,425
19,316	Precision Castparts Corp.	1,512,056
28,219	United Technologies Corp.	1,764,252
		5,386,733

	Beverages - 0.5%
9,670	PepsiCo, Inc.	604,859

	Biotechnology - 6.9%
38,010	Amgen, Inc.*	2,596,463
48,081	Celgene Corp.*	2,766,100
58,916	Gilead Sciences, Inc.*	3,825,416
		9,187,979

	Capital Markets - 3.7%
41,300	Morgan Stanley	3,363,059
23,106	State Street Corp.	1,558,269
		4,921,328

	Chemicals - 4.0%
38,945	Ecolab, Inc.	1,760,314
60,580	Praxair, Inc.	3,594,211
		5,354,525

	Commercial Banks - 1.8%
68,947	Wells Fargo & Co.	2,451,755

	Computers & Peripherals - 9.2%
56,075	Apple, Inc.*	4,757,403
114,016	Hewlett-Packard Co.	4,696,319
73,345	Network Appliance, Inc.*	2,880,992
		12,334,714

	Diversified Financial Services - 3.6%
3,100	Chicago Mercantile Exchange Holdings, Inc.	1,580,225
54,275	Principal Financial Group, Inc.	3,185,942
		4,766,167

	Diversified Telecommunication Services - 4.0%
103,125	AT&T, Inc.	3,686,719
35,350	BellSouth Corp.	1,665,339
		5,352,058

	Electrical Equipment - 1.3%
37,950	Emerson Electric Co.	1,673,215

	Electronic Equipment & Instruments - 0.7%
14,540	Amphenol Corp.	902,643

	Energy Equipment & Services - 3.2%
49,121	Cameron International Corp.*	2,605,869
27,595	GlobalSantaFe Corp.#	1,622,034
		4,227,903

	Health Care Equipment & Supplies - 5.7%
62,607	Baxter International, Inc.	2,904,339
20,125	C. R. Bard, Inc.	1,669,771
54,030	Stryker Corp.	2,977,593
		7,551,703

	Health Care Providers & Services - 1.8%
17,565	AmerisourceBergen Corp.	789,722
22,498	Laboratory Corporation of America Holdings*	1,652,928
		2,442,650

	Hotels, Restaurants & Leisure - 1.2%
36,950	McDonald's Corp.	1,637,994

	Household Products - 4.8%
10,035	Clorox Co.	643,745
31,430	Colgate-Palmolive Co.	2,050,493
58,835	Procter & Gamble Co.	3,781,325
		6,475,563

	Industrial Conglomerates - 2.3%
83,075	General Electric Co.	3,091,221

	Insurance - 2.0%
51,393	Chubb Corp.	2,719,204

	IT Services - 4.7%
36,382	Alliance Data Systems Corp.*	2,272,784
52,584	Cognizant Technology Solutions Corp.*	4,057,381
		6,330,165

	Life Science Tools & Services - 1.8%
52,670	Thermo Fisher Scientific, Inc.*	2,385,424

	Machinery - 3.0%
44,213	Danaher Corp.	3,202,790
11,822	PACCAR, Inc.	767,248
		3,970,038

	Media - 8.1%
41,100	Comcast Corp. - Class A*	1,739,763
74,900	DIRECTV Group, Inc.*	1,868,006
158,300	News Corp. - Class A	3,400,284
111,947	The Walt Disney Co.	3,836,424
		10,844,477

	Multiline Retail - 0.9%
17,585	Kohl's Corp.*	1,203,342

	Oil & Gas - 3.1%
48,205	ENSCO International, Inc.	2,413,142
9,371	Marathon Oil Corp.	866,818
18,114	Noble Energy, Inc.	888,854
		4,168,814

	Pharmaceuticals - 4.7%
50,875	Johnson & Johnson	3,358,767
126,159	Schering-Plough Corp.	2,982,399
		6,341,166

	Search, Detection, Navigation, Guidance, Aeronautical & Nautical - 0.4%
9,496	Garmin Ltd.#	528,547

	Software - 2.0%
156,200	Oracle Corp.*	2,677,268

	Specialty Retail - 1.9%
67,296	Office Depot, Inc.*	2,568,688

	Wireless Telecommunication Services - 3.5%
44,868	American Tower Corp. - Class A*	1,672,679
47,602	NII Holdings, Inc.*	3,067,473
		4,740,152

	Total Common Stocks (Cost $117,254,289)	126,840,295

	SHORT-TERM INVESTMENTS - 5.8%
1,536,142	AIM Liquid Assets	1,536,142
6,049	AIM STIT-STIC Prime Portfolio	6,049
2,623,841	AIM STIT-Treasury Portfolio	2,623,841
1,999,258	Fidelity Institutional Government Portfolio	1,999,258
1,641,952	Fidelity Institutional Money Market Portfolio	1,641,952
	Total Short-Term Investments (Cost $7,807,242)	7,807,242

	Total Investments in Securities (Cost $125,061,531) - 100.6%	134,647,537
	Liabilities in Excess of Other Assets - (0.6)%	(880,264)
	Net Assets - 100.00%	$133,767,273

* Non-income producing security.
# U.S. traded security of a foreign issuer.
ADR - American Depository Receipt

The cost basis of investments for federal income tax purposes at December 31, 2006 was as follows**:

Cost of investments	$125,622,028

Gross unrealized appreciation	$10,342,778
Gross unrealized depreciation	(1,317,269)
Net unrealized appreciation	$9,025,509

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)* /s/Eric M. Banhazl
Eric M. Banhazl, President

Date   2/23/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   2/23/07

By (Signature and Title)* /s/Douglas G. Hess
Douglas G. Hess, Treasurer

Date   2/21/07

* Print the name and title of each signing officer under his or her signature.